Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of ALE Group Holding Limited (the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of income and comprehensive income, shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, based on our audits, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.